FUTURE POLICY BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Schedule of Changes in the Liability for Future Policy Benefits
The reconciliation of the balances described in the table below to the “Future policy benefits” in the statements of financial position is as follows.

AS OF DEC. 31 US$ MILLIONS	2023	2022
Future policy benefits
Direct Insurance	$3,147	$3,136
Pension Risk Transfer	4,521	2,964
Deferred profit liability
Direct Insurance	98	24
Pension Risk Transfer	228	187
Other contracts and VOBA liability	1,819	1,700
Total future policy benefits	$9,813	$8,011
The balances and changes in the liability for future policy benefits are as follows:

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Direct Insurance	Pension Risk Transfer	Total
Present value of expected net premiums
Balance, beginning of year	$3,775	$—	$3,775
Beginning balance at original discount rate	4,088	—	4,088
Effect of changes in cash flow assumptions[1]	(317)	—	(317)
Effect of actual variances from expected experience	(59)	—	(59)
Adjusted beginning of year balance	3,712	—	3,712
Issuances	109	1,431	1,540
Interest accrual	131	12	143
Net premiums collected	(424)	(1,444)	(1,868)
Derecognitions (lapses and withdrawals)	(38)	1	(37)
Ending balance at original discount rate	3,490	—	3,490
Effect of changes in discount rate assumptions	(119)	—	(119)
Balance, end of year	$3,371	$—	$3,371

Present value of expected future policy benefits
Balance, beginning of year	$6,911	$2,964	$9,875
Beginning balance at original discount rate	7,546	3,305	10,851
Effect of changes in cash flow assumptions[1]	(322)	(17)	(339)
Effect of actual variances from expected experience	(82)	(4)	(86)
Adjusted beginning of year balance	7,142	3,284	10,426
Issuances	109	1,443	1,552
Interest accrual	243	166	409
Benefit payments	(655)	(304)	(959)
Derecognitions (lapses and withdrawals)	(38)	2	(36)
Foreign currency translation	—	80	80
Ending balance at original discount rate	6,801	4,671	11,472
Effect of changes in discount rate assumptions	(283)	(150)	(433)
Balance, end of year	$6,518	$4,521	$11,039

Net liability for future policy benefits	3,147	4,521	7,668
Less: Reinsurance recoverables	(60)	(50)	(110)
Net liability for future policy benefits, after reinsurance recoverable	$3,087	$4,471	$7,558

Weighted-average liability duration of future policy benefits (years)	13	9
Weighted average interest accretion rate	5%	4%
Weighted average current discount rate	5%	5%
1.For the year ended December 31, 2023, the Company recognized liability remeasurement gains of $3 million from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations. For Direct Insurance segment, the net effect of the changes in cash flow assumptions was a net decrease of liability for future policy benefits, primarily driven by a favorable mortality for annuity products and a decrease in lapse rates and a favorable mortality for term life products. For Pension Risk Transfer segment, the net effect of changes in cash flow assumptions on liability for future policy benefits was largely offset by the corresponding impact in deferred profit liability.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Direct Insurance	Pension Risk Transfer	Total
Present value of expected net premiums
Balance, beginning of year	$—	$—	$—
Acquisition from business combination	4,142	—	4,142
Issuances	170	—	170
Interest accrual	58	—	58
Net premiums collected	(252)	—	(252)
Derecognitions (lapses and withdrawals)	(30)	—	(30)
Ending balance at original discount rate	4,088	—	4,088
Effect of changes in discount rate assumptions	(313)	—	(313)
Balance, end of year	$3,775	$—	$3,775

Present value of expected future policy benefits
Balance, beginning of year	$—	$2,171	$2,171
Beginning balance at original discount rate	—	2,071	2,071
Effect of actual variances from expected experience	—	4	4
Adjusted beginning of year balance	—	2,075	2,075
Acquisition from business combination	7,614	—	7,614
Issuances	169	1,528	1,697
Interest accrual	104	63	167
Benefit payments	(311)	(142)	(453)
Derecognitions (lapses and withdrawals)	(30)	—	(30)
Foreign currency translation	—	(219)	(219)
Ending balance at original discount rate	7,546	3,305	10,851
Effect of changes in discount rate assumptions	(635)	(353)	(988)
Effect of foreign currency translation on the effect of changes in discount rate assumptions	—	12	12
Balance, end of year	$6,911	$2,964	$9,875

Net liability for future policy benefits	3,136	2,964	6,100
Less: Reinsurance recoverables	(64)	(88)	(152)
Net liability for future policy benefits, after reinsurance recoverable	$3,072	$2,876	$5,948

Weighted-average liability duration of future policy benefits (years)	13	9

Weighted average interest accretion rate	5%	3%
Weighted average current discount rate	5%	5%

AS OF AND FOR THE YEAR ENDED DEC. 31, 2021 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Pension Risk Transfer	Total
Present value of expected future policy benefits
Balance at current discount rate, beginning of year	$1,195	$1,195
Transition impacts	126	126
Adjusted beginning of year balance, at current discount rate	1,321	1,321
Beginning balance at original discount rate	1,115	1,115
Effect of actual variances from expected experience	(15)	(15)
Adjusted beginning of year balance	1,100	1,100
Issuances	1,000	1,000
Interest accrual	40	40
Benefit payments	(71)	(71)
Foreign currency translation	2	2
Ending balance at original discount rate	2,071	2,071
Effect of changes in discount rate assumptions	97	97
Effect of foreign currency translation on the effect of changes in discount rate assumptions	3	3
Balance, end of year	$2,171	$2,171

Net liability for future policy benefits	2,171	2,171
Less: Reinsurance recoverables	(142)	(142)
Net liability for future policy benefits, after reinsurance recoverable	$2,029	$2,029

Weighted-average liability duration of future policy benefits (years)	10

Weighted average interest accretion rate	4%
Weighted average current discount rate	1%
The amounts of undiscounted and discounted expected gross premiums and future benefit payments follow:

	2023		2022
AS OF DEC. 31 US$ MILLIONS	Undiscounted	Discounted	Undiscounted	Discounted
Direct Insurance
Expected future benefit payments	$12,564	$6,518	$14,524	$6,911
Expected future gross premiums	8,010	4,660	9,604	4,918

Pension Risk Transfer
Expected future benefit payments	7,338	4,521	5,023	2,964
Expected future gross premiums	—	—	—	—

Total
Expected future benefit payments	19,902	11,039	19,547	9,875
Expected future gross premiums	8,010	4,660	9,604	4,918
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Gross Premiums or Assessments			Interest Expense
	2023	2022	2021	2023	2022	2021
Direct Insurance	$626	$327	$—	$160	$47	$—
Pension Risk Transfer	1,481	1,557	1,017	126	68	45
For limited payment traditional life permanent contracts, DPL is amortized over face amount for limited payment traditional life permanent contracts.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Balance, beginning of year	$24	$187	$211
Effect of changes in cash flow assumptions	(1)	13	12
Effect of actual variances from expected experience	24	4	28
Adjusted beginning of year balance	47	204	251
Profits deferred	52	29	81
Interest accrual	2	9	11
Amortization	(3)	(18)	(21)
Foreign currency translation	—	4	4
Balance, end of year	$98	$228	$326

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Balance, beginning of year	$—	$158	$158
Effect of actual variances from expected experience	4	(8)	(4)
Adjusted beginning of year balance	4	150	154
Profits deferred	20	51	71
Interest accrual	—	5	5
Amortization	—	(6)	(6)
Foreign currency translation	—	(13)	(13)
Balance, end of year	$24	$187	$211

AS OF AND FOR THE YEAR ENDED DEC.31, 2021 US$ MILLIONS	Pension Risk Transfer	Total
Balance, beginning of year	$57	$57
Transition impacts	80	80
Adjusted balance, beginning of year	137	137
Effect of actual variances from expected experience	(6)	(6)
Adjusted beginning of year balance	131	131
Profits deferred	26	26
Interest accrual	2	2
Amortization	(2)	(2)
Foreign currency translation	1	1
Balance, end of year	$158	$158